BUSINESS COMBINATION (Tables)	3 Months Ended
Mar. 31, 2024
Business Combination and Asset Acquisition [Abstract]
Purchase price allocation

Net Assets Identified	Fair Value
Intangibles	$32,900,000
Goodwill	140,287,000
Current Assets	1,280,100
Non-Current Assets	901,337
Deferred Tax Liabilities	(8,310,966)
Accrued Expenses	(524,400)
Other Liabilities	(1,171,739)
Total Fair Value	$165,361,332

Net Assets Identified	Fair Value
Intangibles	$32,900,000
Goodwill	140,287,000
Current Assets	1,280,100
Non-Current Assets	901,337
Deferred Tax Liabilities	(8,310,966)
Accrued Expenses	(524,400)
Other Liabilities	(1,171,739)
Total Fair Value	$165,361,332

Value conveyed

Value Conveyed	Amount
Abacus Purchase Consideration	$165,361,332
LMA Business Enterprise Value	$366,388,668
Total Consideration	$531,750,000

Intangible assets acquired
Intangible assets were comprised of the following:

Asset Type	Fair Value	Useful Life	Valuation Methodology
Customer Relationships-Agents	$12,600,000	5 years	Multi-period excess earnings method
Customer Relationships-Financing Entities	11,000,000	8 years	Multi-period excess earnings method
Internally Developed and Used Technology-APA	1,600,000	2 years	Relief from royalty method
Internally Developed and Used Technology-Marketplace	100,000	3 years	Replacement cost method
Trade Name	900,000	Indefinite	Relief from royalty method
Non-Compete Agreements	4,000,000	2 years	With and without method
State Insurance Licenses	2,700,000	Indefinite	Replacement cost method
Total Fair Value	$32,900,000
Intangible assets were comprised of the following:

Asset Type	Fair Value	Useful Life	Valuation Methodology
Customer Relationships-Agents	$12,600,000	5 years	Multi-period excess earnings method
Customer Relationships-Financing Entities	11,000,000	8 years	Multi-period excess earnings method
Internally Developed and Used Technology-APA	1,600,000	2 years	Relief from royalty method
Internally Developed and Used Technology-Marketplace	100,000	3 years	Replacement cost method
Trade Name	900,000	Indefinite	Relief from royalty method
Non-Compete Agreements	4,000,000	2 years	With and without method
State Insurance Licenses	2,700,000	Indefinite	Replacement cost method
Total Fair Value	$32,900,000

Pro forma financial information
The supplemental unaudited pro forma financial information in the table below summarizes the combined results of operations for the Business Combination as if the Companies were combined for both reporting periods. There were no acquisition-related costs included in the unaudited pro forma results presented below.
The unaudited pro forma financial information as presented below is for illustrative purposes and does not purport to represent what the results of operations would actually have been if the business combinations occurred as of the date indicated or what the results would be for any future periods.

Three Months Ended March 31,
2023
Proforma revenue	$13,294,318
Proforma net income	7,433,278
The supplemental pro forma financial information in the table below summarizes the combined results of operations for the Business Combination as if the Companies were combined for both reporting periods. The unaudited supplemental pro forma financial information as presented below is for illustrative purposes and does not purport to represent what the results of operations would actually have been if the business combinations occurred as of the date indicated or what the results would be for any future periods.

	Unaudited Year Ended December 31,
	2023	2022
Proforma revenue	$79,588,733	$69,917,015
Proforma net income	8,541,727	31,629,781